CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - Components of Contributed Surplus - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Components of Contributed Surplus
Share-based compensation	$ 16,735	$ 16,627	$ 16,666